CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,506)	$ (2,283)	$ (7,081)	$ (14,665)	$ (3,420)	$ (2,724)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	34	14	69	89	91	89
Loss from sale of property, plant and equipment				15
Change in liability for employees right upon retirement	40	(25)	84	58	42	42
Financial expenses (income)	3,984	204	(315)	897	94	(224)
Share-based compensation expenses	931	1,838	1,944	9,590	1,620	562
Loss (gains) on amounts funded in respect of employee rights upon retirement, net		4	(6)	8	(11)	(10)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	37	(32)	(21)	(69)	36	(32)
Decrease (increase) in trade receivables	746	(1,164)	460	(1,432)	337	(969)
Decrease (increase) in other receivables	(144)	53	(146)	(50)	9	(27)
Decrease in inventory on consignment	41	(20)	47	261	722	330
Decrease (increase) in inventory on hand	(332)	(434)	317	(357)	(758)	(241)
Increase (decrease) in trade payables	115	(201)	(291)	(371)	196	612
Increase (decrease) in deferred revenues			10	(398)	(1,577)	(507)
Increase (decrease) in other payable and advance payment from customers	(302)	(19)	566	421	(91)	1,554
Net cash used in operating activities	(2,356)	(2,065)	(4,363)	(6,003)	(2,710)	(1,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash		303	54	159	52	(272)
Purchase of property, plant and equipment	(35)	(56)	(193)	(139)	(81)	(34)
Proceeds from sale of property, plant and equipment				41		4
Amounts funded in respect of employee rights upon retirement, net	(22)	17	(61)	(48)	(17)	(44)
Net cash provided (used) in investing activities	(57)	264	(200)	13	(46)	(346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loan and warrants, net of issuance costs of $1,132 in the six month period ended June 30, 2012			9,868
Proceeds from issuance of shares and warrants, net of issuance costs of $ 1,014, $78 and $11 in the years ended December 31, 2011, 2010 and 2009, respectively				10,564	2,245	976
Exercise of options				1,500
Proceeds from long-term loan, net of $41 issuance costs						419
Proceeds from convertible loan at fair value through profit or loss, net of $60 issuance costs					1,073
Exercise of options and warrants	432	1,500
Repayment of long term loan		(93)	(94)	(375)	(281)
Acquisition and cancellation of shares			(21)
Repayment of loans from shareholders				(20)		(20)
Repayment of convertible loans				(1,000)		(720)
Net cash provided by financing activities	432	1,407	9,753	10,669	3,037	655
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(6)	(191)		(221)	(21)	41
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,987)	(585)	5,190	4,458	260	(1,195)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	10,284	8,070	5,094	636	376	1,571
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	8,297	7,485	10,284	5,094	636	376
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Taxes on income paid			37	37	56
Interest paid			224	24	30	88
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES -
Receivables on account of shares						20
Conversion of convertible loan into shares				668
Purchasing of property plant and equipment in credit and in consideration of share based payment		$ 62		$ 144